VESSELS UNDER FINANCE LEASE, NET (Schedule of Finance Lease) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost
Beginning balance	$ 777,939
Ending balance	777,939	$ 777,939
Accumulated Depreciation
Beginning balance	(121,867)
Depreciation	(41,309)
Ending balance	(163,176)	(121,867)
Vessels under Finance Lease, net
Beginning balance	656,072
Depreciation	(41,309)	(41,300)	$ (40,000)
Ending balance	$ 614,763	$ 656,072